BALANCE SHEETS COMPONENTS - Property, Plant, and Equipment, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total construction in progress	$ 636,851	$ 119,739
Depreciation and amortization expense	10,217	3,842
Depreciation on capital leased assets	500	200
Tooling
Property, Plant and Equipment [Line Items]
Total construction in progress	203,241	27,025
Construction of Arizona plant
Property, Plant and Equipment [Line Items]
Total construction in progress	171,532	59,842
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total construction in progress	50,790	22,667
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total construction in progress	$ 211,288	$ 10,205